Loans and Borrowings - Additional Information (Detail) ₺ in Thousands, € in Thousands, ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2018 TRY (₺)	Dec. 31, 2018 TRY (₺)	Dec. 31, 2019 TRY (₺)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CNY (¥)	Apr. 11, 2018 USD ($)	Mar. 31, 2018 TRY (₺)	Dec. 31, 2017 EUR (€)
Disclosure Of Loans And Borrowings [line items]
Bond issuance, principal amount | $							$ 500,000
Bond issuance, maturity period		10 years
Bond issuance, redemption date		Apr. 11, 2028
Bond issuance, re-offer price		97.80%
Bonds purchased, nominal value | $				$ 15,500
Issuance of lease certificate	₺ 75,000	₺ 75,000						₺ 125,000
Top of range [member] | Private placement or institutional investors [member]
Disclosure Of Loans And Borrowings [line items]
Issuance of lease certificate	₺ 300,000	300,000
Top of range [member] | Private placement or institutional investors [member] | Lease certificate issuance [member]
Disclosure Of Loans And Borrowings [line items]
Issuance of lease certificate			₺ 500,000
China Development Bank [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, unutilized portion | €									€ 690,000
Borrowings, committed line | €					€ 750,000
Borrowings, utilized portion				$ 140,000	€ 100,000	¥ 251,089
China Development Bank [member] | Other foreign currency (RMB) [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, interest rate description	5.5
China Development Bank [member] | USD [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, interest rate description	LIBOR + 2.2
China Development Bank [member] | RMB equivalent to TL [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, utilized portion	₺ 191,337	191,337
China Development Bank [member] | USD equivalent to TL [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, utilized portion	736,526	736,526
China Development Bank [member] | EUR equivalent to TL [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, utilized portion	₺ 602,800	₺ 602,800
LIBOR [member] | China Development Bank [member] | USD [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, variable interest rate	2.20%	2.20%		2.20%	2.20%	2.20%
EURIBOR [member] | China Development Bank [member] | Other foreign currency (RMB) [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, fixed interest rate	5.50%
EURIBOR [member] | China Development Bank [member] | EUR [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, variable interest rate	2.20%	2.20%		2.20%	2.20%	2.20%
Fixed rate instruments [member]
Disclosure Of Loans And Borrowings [line items]
Bond issuance, fixed coupon rate		5.80%